MODERN CAPITAL SECURITIES INC.
Financial Statements and Supplemental Schedules Required by the U.S. Securities and Exchange Commission
Including Independent Registered Auditor's Report Thereon
For the Year Ended December 31, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

ANNUAL REPORTS
FORM X-17A-5
PART III

SEC FILE NUMBER: 8-66403

FILING FOR THE PERIOD BEGINNING 01/01/2024 AND ENDING 12/31/2024

NAME OF FIRM: MODERN CAPITAL SECURITIES INC.
ADDRESS: 7780 Brier Creek Parkway #325, RALEIGH, NC 27617

INDEPENDENT PUBLIC ACCOUNTANT:
LMHS, P.C.
80 Washington Street
Norwell, MA 02061

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member
Modern Capital Securities Inc.
Raleigh, North Carolina

We have audited the accompanying statement of financial condition of Modern Capital Securities Inc., as of December 31, 2024, and the related statements of operations, changes in member's equity and cash flows for the year then ended, and the related notes.

In our opinion, the financial statements present fairly, in all material respects, the financial position of
Modern Capital Securities Inc. as of December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

LMHS, P.C.
Norwell, Massachusetts
May 30, 2025

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STATEMENT OF FINANCIAL CONDITION

ASSETS
Cash 6,324
Deposits with clearing organizations 50,000
Accounts receivable 127,235
Receivable from affiliates 349,745
TOTAL ASSETS 533,304

LIABILITIES
Commissions payable 59,257
Accounts payable 10,462
Payable to affiliates 64,619
TOTAL LIABILITIES 134,338

Member's Equity 398,966
TOTAL LIABILITIES AND EQUITY 533,304

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STATEMENT OF OPERATIONS

Commissions 622,024
Revenue from Investment Company Shares 535,219
Revenue from Sales of Insurance-Based Products 901,770
Revenue from Registered Representatives 78,677
Other revenue 8,160
TOTAL REVENUES 2,145,850

Commission 1,809,778
Professional fees 100,172
Computer and Software 33,908
Wages and benefits 106,058
Regulatory expenses 36,558
Occupancy 9,794
Insurance 7,031
Clearing expenses 86,512
Travel and entertainment 2,390
Other 23,527
TOTAL EXPENSES 2,215,728

NET LOSS (69,878)

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STATEMENT OF CHANGES IN MEMBER'S EQUITY

Balance December 31, 2023 470,102
Net Loss (69,878)
Distributions (1,258)
Balance December 31, 2024 398,966

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STATEMENT OF CASH FLOWS

Net Loss (69,878)
Adjustments 75,339
Net Cash from Operating Activities 5,461
Distributions (1,258)
Net Increase in Cash 4,203
Beginning Cash 2,121
Ending Cash 6,324

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NOTES TO FINANCIAL STATEMENTS

Modern Capital Securities Inc. is a broker-dealer registered with the SEC and FINRA.
The Company operates under Rule 15c3-3 exemption (k)(2)(ii).
Financial statements are prepared in accordance with GAAP.

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SCHEDULE I - NET CAPITAL

Net Capital 27,631
Required Minimum 8,956
Excess Net Capital 18,675

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EXEMPTION REPORT

The Company claimed exemption under Rule 15c3-3(k)(2)(ii) and complied throughout the year without exception.

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SUPPLEMENTAL REPORTS

Independent accountant reports and SIPC procedures performed under SEC Rule
17a-5.

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SIPC REPORT

Total Revenue 2,145,851
SIPC Net Operating Revenue 627,074
General Assessment 941

END OF REPORT